Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 50,590,945	$ 49,012,871
Employer contribution receivable	41,518	37,841
Notes receivable from participants	593,411	616,984
EBP, Receivable	634,929	654,825
Net assets available for benefits	51,225,874	49,667,696
Investments at fair value
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	49,709,961	48,289,600
Participant directed brokerage accounts
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 880,984	$ 723,271